UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Investment Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13168


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $      795,674
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABOVENET INC                 COM            00374N107       77      1,475 SH       SOLE                     1,475      0    0
AGILENT TECHNOLOGIES INC     COM            00846U101     6110    183,107 SH       SOLE                   183,107      0    0
AKAMAI TECHNOLOGIES INC      COM            00971T101     2961     59,011 SH       SOLE                    59,011      0    0
ALEXION PHARMACEUTICALS INC  COM            015351109     3017     46,879 SH       SOLE                    46,879      0    0
AMGEN INC                    COM            031162100     4370        793 SH  CALL SOLE                       793      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108     3034      1,455 SH  CALL SOLE                     1,455      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    45137  2,164,856 SH       SOLE                 2,164,856      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    16429 18,300,900 PRN      SOLE                18,300,900      0    0
APPLE INC                    COM            037833100    12263     43,216 SH       SOLE                    43,216      0    0
APPLE INC                    COM            037833100    33993      1,198 SH  CALL SOLE                     1,198      0    0
ARCH COAL INC                COM            039380100    13284    497,360 SH       SOLE                   497,360      0    0
ATHEROS COMMUNICATIONS INC   COM            04743P108     2625     99,622 SH       SOLE                    99,622      0    0
BAIDU INC                    COM            056752108     2929     28,539 SH       SOLE                    28,539      0    0
BANCO BRADESCO S A           COM            059460303    16526    810,900 SH       SOLE                   810,900      0    0
BANCO SANTANDER BRASIL S A   COM            05967A107    14841  1,077,752 SH       SOLE                 1,077,752      0    0
BROADCOM CORP                COM            111320107      803     22,680 SH       SOLE                    22,680      0    0
BROCADE COMMUNICATIONS SYS I COM            111621306      396        675 SH  CALL SOLE                       675      0    0
CAREFUSION CORP              COM            14170T101     3458    139,231 SH       SOLE                   139,231      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101     9376    512,930 SH       SOLE                   512,930      0    0
CELGENE CORP                 COM            151020104     8559    148,571 SH       SOLE                   148,571      0    0
CIGNA CORP                   COM            125509109    11324    316,480 SH       SOLE                   316,480      0    0
CITIGROUP INC                COM            172967416     6121     51,852 SH       SOLE                    51,852      0    0
CITRIX SYS INC               COM            177376100    17237      2,526 SH  CALL SOLE                     2,526      0    0
CITRIX SYS INC               COM            177376100    16973    248,722 SH       SOLE                   248,722      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101     2932     45,870 SH       SOLE                    45,870      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    13136    424,159 SH       SOLE                   424,159      0    0
COMPANHIA DE BEBIDAS DAS AME COM            20441W203    16009    129,477 SH       SOLE                   129,477      0    0
COVIDIEN PLC                 COM            G2554F105    11537    287,060 SH       SOLE                   287,060      0    0
CVS CAREMARK CORPORATION     COM            126650100    26178    831,835 SH       SOLE                   831,835      0    0
DAVITA INC                   COM            23918K108    13140    190,350 SH       SOLE                   190,350      0    0
DENDREON CORP                COM            24823Q107     2018     48,999 SH       SOLE                    48,999      0    0
DRYSHIPS INC.                CNV            262498AB4     7391  7,884,000 PRN      SOLE                 7,884,000      0    0
EDWARDS LIFESCIENCES CORP    COM            28176E108     4007     59,759 SH       SOLE                    59,759      0    0
EQUINIX INC                  COM            29444U502      769      7,518 SH       SOLE                     7,518      0    0
F5 NETWORKS INC              COM            315616102     1437     13,847 SH       SOLE                    13,847      0    0
FOCUS MEDIA HLDG LTD         COM            34415V109     5956    245,563 SH       SOLE                   245,563      0    0
FOREST LABS INC              COM            345838106    16693    539,711 SH       SOLE                   539,711      0    0
FRANKLIN RES INC             COM            354613101     8410     78,674 SH       SOLE                    78,674      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857     5877     68,829 SH       SOLE                    68,829      0    0
GAFISA S A                   COM            362607301    10503    678,054 SH       SOLE                   678,054      0    0
GILEAD SCIENCES INC          COM            375558103     5946    166,978 SH       SOLE                   166,978      0    0
GOOGLE INC                   COM            38259P508    77817      1,480 SH  CALL SOLE                     1,480      0    0
GOOGLE INC                   COM            38259P508    25791     49,051 SH       SOLE                    49,051      0    0
ICICI BK LTD                 COM            45104G104     3520     70,614 SH       SOLE                    70,614      0    0
ILLUMINA INC                 COM            452327109    15886    322,878 SH       SOLE                   322,878      0    0
INTERNAP NETWORK SVCS CORP   COM            45885A300      158     32,106 SH       SOLE                    32,106      0    0
INTRALINKS HLDGS INC         COM            46118H104     1074     63,495 SH       SOLE                    63,495      0    0
ISHARES TR                   COM            464287234     5793      1,294 SH  PUT  SOLE                     1,294      0    0
KING PHARMACEUTICALS INC     CNV            495582AJ7    11943 12,629,000 PRN      SOLE                12,629,000      0    0
KING PHARMACEUTICALS INC     COM            495582108     6735    676,189 SH       SOLE                   676,189      0    0
LIFEPOINT HOSPITALS INC      COM            53219L109     1420     40,505 SH       SOLE                    40,505      0    0
LIMELIGHT NETWORKS INC       COM            53261M104      174     29,533 SH       SOLE                    29,533      0    0
MCKESSON CORP                COM            58155Q103     4994     80,830 SH       SOLE                    80,830      0    0
MEDICINES CO                 COM            584688105     3521    247,987 SH       SOLE                   247,987      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    18343    618,652 SH       SOLE                   618,652      0    0
MERCK & CO INC NEW           COM            58933Y105     3932    106,809 SH       SOLE                   106,809      0    0
MOTOROLA INC                 COM            620076109    12129  1,421,947 SH       SOLE                 1,421,947      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    17768    407,139 SH       SOLE                   407,139      0    0
NVIDIA CORP                  COM            67066G104      813     69,584 SH       SOLE                    69,584      0    0
OFFICEMAX INC DEL            COM            67622P101     1281     97,876 SH       SOLE                    97,876      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
OMNIVISION TECHNOLOGIES INC  COM            682128103     2562      1,112 SH  CALL SOLE                     1,112      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103     2422    105,132 SH       SOLE                   105,132      0    0
ORACLE CORP                  COM            68389X105      747     27,837 SH       SOLE                    27,837      0    0
PARKER HANNIFIN CORP         COM            701094104     8773    125,226 SH       SOLE                   125,226      0    0
PERKINELMER INC              COM            714046109     1169     50,509 SH       SOLE                    50,509      0    0
PHILIP MORRIS INTL INC       COM            718172109    13514    241,233 SH       SOLE                   241,233      0    0
PSS WORLD MED INC            COM            69366A100      466     21,815 SH       SOLE                    21,815      0    0
QUEST DIAGNOSTICS INC        COM            74834L100    11175    221,411 SH       SOLE                   221,411      0    0
ROCKWELL AUTOMATION INC      COM            773903109     8746    141,676 SH       SOLE                   141,676      0    0
SALESFORCE COM INC           COM            79466L302     2770     24,776 SH       SOLE                    24,776      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    11813    297,415 SH       SOLE                   297,415      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    18545    810,893 SH       SOLE                   810,893      0    0
SEARS HLDGS CORP             COM            812350106     3492     48,408 SH       SOLE                    48,408      0    0
SINA CORP                    COM            G81477104     8725      1,725 SH  CALL SOLE                     1,725      0    0
SINA CORP                    COM            G81477104    15666    309,719 SH       SOLE                   309,719      0    0
SPRINT NEXTEL CORP           COM            852061100     2912    628,972 SH       SOLE                   628,972      0    0
TALECRIS BIOTHERAPEUTICS HLD COM            874227101      735     32,139 SH       SOLE                    32,139      0    0
TELLABS INC                  COM            879664100      410     55,014 SH       SOLE                    55,014      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102     1984     41,434 SH       SOLE                    41,434      0    0
VARIAN MED SYS INC           COM            92220P105     1028     16,987 SH       SOLE                    16,987      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    26209    619,447 SH       SOLE                   619,447      0    0
WEATHERFORD INTERNATIONAL LT COM            H27013103     8775    513,149 SH       SOLE                   513,149      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     8205    283,339 SH       SOLE                   283,339      0    0
WELLPOINT INC                COM            94973V107     4042     71,360 SH       SOLE                    71,360      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    13915    506,554 SH       SOLE                   506,554      0    0